Consolidated Balance Sheets - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
CURRENT ASSETS
Cash	$ 133,661	$ 44,403
Accounts receivable (net)
Trade (Note 5)	37,206	35,118
Other (Note 6)	14,830	7,294
Prepaid expenses and other	16,939	12,984
Inventory (Note 7)	429	411
Assets, Current, Total	203,065	100,210
OTHER LONG-TERM ASSETS (Note 19)	15,550	13,520
PROPERTY AND EQUIPMENT, NET (Note 8)	12,089	13,731
RIGHT-OF-USE ASSETS (Note 13)	12,165	12,877
DEFERRED INCOME TAXES	15,216	21,602
INTANGIBLE ASSETS, NET (Note 9)	239,992	256,956
GOODWILL (Note 10)	565,177	523,690
Assets, Total	1,063,254	942,586
CURRENT LIABILITIES
Accounts payable	7,955	7,667
Accrued liabilities (Note 11)	38,879	34,876
Lease obligations (Note 13)	4,168	3,928
Income taxes payable	3,383	1,329
Deferred revenue (Note 19)	49,878	41,143
Liabilities, Current, Total	104,263	88,943
LONG-TERM DEBT (Note 12)
LEASE OBLIGATIONS (Note 13)	8,895	9,477
DEFERRED REVENUE (Note 19)	1,413	920
INCOME TAXES PAYABLE	8,230	6,470
DEFERRED INCOME TAXES	29,385	15,067
Liabilities, Total	152,186	120,877
COMMITMENTS, CONTINGENCIES AND GUARANTEES (Note 14)
SHAREHOLDERS’ EQUITY (Note 15)
Common shares – unlimited shares authorized; Shares issued and outstanding totaled 84,494,658 at January 31, 2021 (January 31, 2020 – 84,156,316)	531,825	524,154
Additional paid-in capital	464,102	459,269
Accumulated other comprehensive loss	(1,189)	(25,944)
Accumulated deficit	(83,670)	(135,770)
Stockholders' Equity Attributable to Parent, Ending Balance	911,068	821,709
Liabilities and Equity, Total	$ 1,063,254	$ 942,586